Balances and Transactions with Related Parties (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 28, 2018 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2011 USD ($) director	Dec. 28, 2018 USD ($)
Details of balances with related parties
Other financial assets with other related parties		€ 220,947		€ 114,825
Net receivable (payable)		€ 431,344		€ 184,443
Group transactions with related parties
Percentage of profit before tax contribution to non profit organization		0.70%	0.70%	0.70%	0.70%	0.70%
Contributions to non-profit organization		€ 3,963		€ 10,344	€ 5,586
Number of directors involved in consulting services contract | director							1
Term of consulting services contract (in years)							3 years
Consulting services fee | $			$ 1,000			$ 250	$ 1,000
Additional bonus | $							$ 2,000
Remuneration of directors representing shareholders interest		965		965
Biotest Us Corporation and Haema AG
Group transactions with related parties
Consideration for sale of subsidiary | $								$ 538,014
Scranton Enterprises BV
Details of balances with related parties
Loans	€ 82,969							$ 95,000
Scranton Enterprises BV | Fixed-interest
Group transactions with related parties
Compensation percentage	2.00%							2.00%
Scranton Enterprises BV | Variable-interest
Group transactions with related parties
Compensation on loan	EURIBOR
Associates
Details of balances with related parties
Receivables		131,764		1,447
Trade payables		(3)		(133)
Group transactions with related parties
Net sales		220,808		10,522	10,196
Purchases		(613)		(459)	(48,300)
Other service expenses		(2,709)		(15,010)	(25,638)
Finance income		2,638		10,939	2,265
Finance cost					(158)
Total income (expense)		220,124		5,992	(61,635)
Key management personnel
Details of balances with related parties
Debts		(6,644)		(5,934)
Group transactions with related parties
Remuneration		(15,136)		(17,164)	(16,795)
Total income (expense)		(15,136)		(17,164)	(16,795)
Other related parties
Details of balances with related parties
Trade payables		(3,824)		(6,613)
Loans		89,104		80,851
Other financial assets with other related parties		220,947		114,825
Group transactions with related parties
Other service expenses		(3,963)		(10,344)	(5,586)
Payments for rights of use		(5,332)		(5,137)	(7,104)
Sale of fixed assets to related party		7,326
Purchase of property, plant and equipment				(13,500)
Sale of investments		7,326
Total income (expense)		(1,969)		(28,981)	(12,690)
Directors
Group transactions with related parties
Other service expenses					(220)
Remuneration		(4,417)		(4,966)	(5,517)
Total income (expense)		€ (4,417)		€ (4,966)	€ (5,737)